As filed with the Securities and Exchange Commission on November 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Bonnie L. Smith
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 914-741-5600

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
September 30, 2010
(Unaudited)

		Value
Shares
COMMON STOCKS - 74.33%

	ACQUISITION CORPORATIONS - 1.83%
11,200	Liberty Acquisition Holdings Corp. (a) (f)	$115,248
10,999	Phoenix Group Holdings (b) (d)	118,354
		233,602
	AIRLINES - 0.93%
16,100	AirTran Holdings, Inc. (a) (d)	118,335
	ASSET MANAGEMENT & CUSTODY BANKS - 1.95%
34,700	GLG Partners Inc. (a) (d)	156,150
8,640	KKR Co. (a) (d)	91,584
		247,734
	BIOTECHNOLOGY - 5.08%
6,900	Genzyme Corporation (a) (f)	488,451
1,000	Talecris Biotherapeutics Holdings Corp. (a) (d)	22,880
13,912	ZymoGenetics, Inc. (a) (d)	135,642
		646,973
	BROADCASTING & CABLE TV - 0.16%
1,100	CC Media Holdings, Inc. (a) (d)	7,425
900	Liberty Media Corp. - Interactive (a) (d)	12,339
		19,764
	CABLE & SATELLITE TV - 1.30%
9,700	Comcast Corporation Special Class A (e)	164,997
	COMMERCIAL PRINTING - 1.23%
13,850	Bowne & Co. Inc. (e)	156,921
	COMMUNICATIONS EQUIPMENT - 2.97%
22,700	ADC Telecommunications, Inc (a) (e)	287,609
10,600	Motorola, Inc. (a) (d)	90,418
		378,027
	COMPUTER STORAGE & PERIPHERALS - 0.68%
1,100	EMC Corp. (a) (d)	22,341
2,400	Netezza Corporation (a) (d)	64,680
		87,021
	CONSUMER FINANCE - 4.16%
9,500	AmeriCredit Corp. (a) (e)	232,370
25,800	SLM Corporation (a) (e)	297,990
		530,360
	DATA PROCESSING & OUTSOURCED SERVICES - 1.74%
4,400	Hewitt Associates, Inc. (a) (e)	221,892
	DIVERSIFIED CHEMICALS - 1.33%
14,600	Huntsman Corporation (e)	168,776
	DIVERSIFIED METALS & MINING - 0.29%
1,800	Indophil Resources NL (a) (b)	1,618
600	Rio Tinto plc - ADR (d)	35,238
		36,856
	ELECTRICAL UTILITIES - 2.44%
12,700	Allegheny Energy Inc. (e)	311,404
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.80%
7,320	SunPower Corp. Class B (a) (d)	101,455
	ELECTRICAL EQUIPMENT & INSTRUMENTS - 0.31%
3,400	L-1 Identity Solutions, Inc. (a) (d)	39,882
	ELECTRICAL EQUIPMENT MANUFACTURERS - 0.95%
11,400	Cogent, Inc. (a) (d)	121,296
	FERTILIZERS & AGRICULTURAL CHEMICALS - 6.10%
5,400	Potash Corporation of Saskatchewan (b) (d) (g)	777,816
	FOOD RETAIL - 0.37%
1,139	Casey's General Stores, Inc. (d)	47,553
	GOLD - 4.04%
22,047	Kinross Gold Corporation (b) (f)	413,555
2,633	Newcrest Mining Ltd. - ADR (d)	101,371
		514,926
	HEALTH CARE FACILITIES - 2.58%
9,789	Psychiatric Solutions, Inc. (a) (f)	328,421
	HEALTH CARE SUPPLIES - 3.03%
2,313	Alcon Inc. - ADR (f)	385,785
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.21%
2,670	Mirant Corporation (a) (e)	26,593
	INDUSTRIAL GASES - 2.53%
4,750	Airgas, Inc. (f)	322,763
	INTEGRATED TELECOMMUNICATION SERVICES - 4.60%
93,400	Qwest Communications International Inc. (d) (f)	585,618
	LIFE SCIENCES TOOLS & SERVICES - 0.04%
300	WuXi Pharmatech (Cayman) Inc. - ADR (a)	5,148
	METAL & GLASS CONTAINERS - 4.41%
17,041	Pactiv Corporation (a) (f)	562,012
	MOVIES & ENTERTAINMENT - 0.31%
3,000	News Corporation Class A (d)	39,180
	OIL & GAS EQUIPMENT & SERVICES - 0.42%
1,623	Halliburton Company (d)	53,682
	OIL & GAS EXPLORATION & PRODUCTION - 1.22%
6,426	Mariner Energy, Inc. (a) (d)	155,702
	PERSONAL PRODUCTS - 3.56%
4,000	Alberto-Culver Company (d)	150,600
5,500	NBTY Inc. (a) (e)	302,390
		452,990
	PHARMACEUTICALS - 1.53%
7,800	Valeant Pharmaceuticals International (b) (e)	195,390
	PRECIOUS METALS & MINERALS - 0.08%
29,000	Camino Minerals Corp. (a) (b) (d)	10,710
	RESTAURANTS - 0.31%
600	Burger King Holdings, Inc. (d)	14,328
1,440	California Pizza Kitchen, Inc. (a) (d)	24,566
		38,894
	SOFT DRINKS - 0.41%
1,500	Coca-Cola Enterprises Inc. (d)	46,500
120	Fomento Economico Mexicano SAB de CV - ADR	6,088
		52,588
	SYSTEMS SOFTWARE - 7.36%
4,320	ArcSight, Inc. (a) (e)	188,179
15,859	McAfee Inc. (a) (g)	749,496
		937,675
	TRUCKING - 3.07%
7,200	Dollar Thrifty Automotive Group, Inc. (a) (g)	361,008
2,800	Hertz Global Holdings, Inc. (a) (d)	29,652
		390,660
	TOTAL COMMON STOCKS (Cost $9,120,487)	9,469,401

	EXCHANGE TRADED FUNDS - 0.03%
200	Market Vectors Global Alternative Energy ETF	4,124
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,990)	4,124

	WARRANTS - 0.02%
	Kinross Gold Corporation (b)
688	Expiration: September, 2014, Exercise Price: $21.300 (a)	2,942
	TOTAL WARRANTS (Cost $2,637)	2,942

Principal Amount
CONVERTIBLE BONDS - 1.64%
	General Growth Properties LP
$195,000	3.980%, 04/15/2027 (Acquired 05/07/2010 through 05/08/2010) (c) (d)	208,650
	TOTAL CONVERTIBLE BONDS (Cost $202,282)	208,650

CORPORATE BONDS - 3.09%
	Mariner Energy, Inc.
165,946	11.750%, 06/30/2016 (d)	167,913
	Mirant Corporation
224,339	7.375%, 12/31/2013 (d)	225,630
	TOTAL CORPORATE BONDS (Cost $390,285)	393,543

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 0.14%
	The Blackstone Group, LP
38	Expiration: December, 2010, Exercise Price: $12.00	2,698
	Global Alternative Energy ETF
25	Expiration: October, 2010, Exercise Price: $23.00	6,450
	iShares Nasdaq Biotech
2	Expiration: October, 2010, Exercise Price: $85.00	200
	Market Vectors Coal ETF
6	Expiration: October, 2010, Exercise Price: $35.00	165
	Materials SPDR
27	Expiration: December, 2010, Exercise Price: $35.00	7,965
	TOTAL PURCHASED PUT OPTIONS (Cost $27,989)	17,478

Shares
SHORT TERM INVESTMENTS - 17.56%
436,791	Fidelity Institutional Prime Money Market Portfolio 0.242% (f) (h)	436,791
600,000	First American Government Obligations Fund 0.036% (g) (h)	600,000
600,000	First American Prime Obligations Fund 0.128% (g) (h)	600,000
600,000	First American Treasury Obligations Fund 0.015% (g) (h)	600,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,236,791)	2,236,791
	TOTAL INVESTMENTS (Cost $11,984,461) - 96.81%	$12,332,929

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of September 30, 2010 these securities represented 1.64% of total net assets.
(d)	All or a portion of the shares have been committed as collateral for open securities sold short.
(e)	All or a portion of the shares have been committed as collateral for written option contracts.
(f)	All or a portion of the shares have been committed as collateral for swap contracts.
(g)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(h)	The rate quoted is the annualized seven-day yield as of September 30, 2010.

(i)	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$12,043,473
Gross unrealized appreciation	457,189
Gross unrealized depreciation	(167,733)
Net unrealized depreciation	$289,456

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

(j)	Summary of Fair Value Exposure at September 30, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2010. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010.

Assets	Level 1	Level 2	Level 3	Total

Common Stock	$9,469,401	$-	$-	$9,469,401

Exchange Traded Funds	4,124	-	-	4,124

Warrants	-	2,942	-	2,942

Convertible Bonds	-	208,650	-	208,650

Corporate Bonds	-	393,543	-	393,543
				-
Purchased Put Options	17,478	-		17,478
				-
Short-Term Investments	2,236,791	-	-	2,236,791

Swap Contracts *	-	55,946	-	55,946

Liabilities

Securities Sold Short	$2,394,029	$44,562	$-	$2,438,591

Options Written	128,407	-	-	128,407

Forward Currency Exchange Contracts *	-	233,330	-	233,330

*Swap contracts and forward currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instruments.

Description	Investments in Securities
Balance as of December 31, 2009	$7,869
Accrued discounts/premiums	-
Realized gain (loss)	317
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	(8,186)
Transfers in and/or out of Level 3	-
Balance as of September 30, 2010	$-

The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period. For further information regarding security characteristics see the schedule of investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial
Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2010
(Unaudited)

	Shares		Value
	1,100	AMP Ltd. (a)	$5,433
	2,789	Aon Corporation	109,078
	1,098	Apache Corporation	107,340
	650	Avis Budget Group, Inc.	7,573
	1,908	The Blackstone Group, LP	24,213
	15,494	CenturyLink, Inc.	611,393
	9,700	Comcast Corporation Class A	175,376
	8,486	FirstEnergy Corp.	327,050
	110	Goldcorp Inc. (a)	4,779
	22,074	Kinross Gold Corporation (a)	414,062
	700	National Australia Bank Ltd. (a)	17,145
	220	Newcrest Mining Ltd. (a)	8,435
	3,000	News Corporation Class B	45,180
	3,691	Novartis AG - ADR	212,860
	601	Rio Tinto Ltd. (a)	44,562
	800	Southwest Airlines Co.	10,456
	7,320	SunPower Corp. Class A	105,408
	7,784	Valeant Pharmaceuticals International	194,997
	156	VMware Inc.	13,251
		TOTAL SECURITIES SOLD SHORT (Proceeds $2,327,246)	$2,438,591

ADR	American Depository Receipt
(a)	Foreign Issued Security.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
September 30, 2010

	Contracts (100 shares per contract)		Value
	CALL OPTIONS

		Airgas, Inc.
	38	Expiration: October, 2010, Exercise Price: $65.00	$13,680
		Alcon Inc. ADR
	6	Expiration: October, 2010, Exercise Price: $165.00	2,160
		AXA Asia Pacific Holdings Ltd.
	35	Expiration: December, 2010, Exercise Price: AUD 6.00	101
		Casey's General Stores, Inc.
	10	Expiration: October, 2010, Exercise Price: $40.00	2,075
		Coca-Cola Enterprises Inc.
	15	Expiration: October, 2010, Exercise Price: $30.00	1,800
		Dollar Thrifty Automotive Group, Inc.
	35	Expiration: October, 2010, Exercise Price: $49.00	5,075
	27	Expiration: October, 2010, Exercise Price: $50.00	1,890
	2	Expiration: November, 2010, Exercise Price: $55.00	40
		Genzyme Corporation
	25	Expiration: October, 2010, Exercise Price: $67.50	9,750
	27	Expiration: October, 2010, Exercise Price: $70.00	4,671
		Hertz Global Holdings, Inc.
	15	Expiration: October, 2010, Exercise Price: $11.00	525
	13	Expiration: November, 2010, Exercise Price: $10.00	1,430
		Huntsman Corporation
	13	Expiration: October, 2010, Exercise Price: $9.00	3,328
	20	Expiration: October, 2010, Exercise Price: $10.00	3,200
	84	Expiration: November, 2010, Exercise Price: $11.00	9,240
		L-1 Identity Solutions, Inc.
	3	Expiration: October, 2010, Exercise Price: $10.00	519
		Liberty Media Corp. - Interactive
	9	Expiration: October, 2010, Exercise Price: $11.00	2,452
		Motorola, Inc.
	106	Expiration: October, 2010, Exercise Price: $8.00	6,042
		Netezza Corporation
	10	Expiration: October, 2010, Exercise Price: $27.50	100
	3	Expiration: November, 2010, Exercise Price: $27.50	45
	2	Expiration: November, 2010, Exercise Price: $30.00	10
		Potash Corporation of Saskatchewan
	28	Expiration: October, 2010, Exercise Price: $140.00	15,400
	12	Expiration: October, 2010, Exercise Price: $145.00	2,736
	6	Expiration: October, 2010, Exercise Price: $150.00	606
	6	Expiration: November, 2010, Exercise Price: $135.00	6,990
		SLM Corporation
	30	Expiration: October, 2010, Exercise Price: $11.00	2,250
	105	Expiration: November, 2010, Exercise Price: $10.00	19,163
	121	Expiration: November, 2010, Exercise Price: $11.00	13,129
		TOTAL OPTIONS WRITTEN (Premiums received $154,854)	$128,407

	AUD - Australian Dollars

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)  /s/ Frederick W. Green
                                                  Frederick W. Green, President

Date    11/15/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Frederick W. Green
                                                    Frederick W. Green, President

Date   11/15/2010

By (Signature and Title)*  /s/ Bonnie L. Smith
                                                    Bonnie L. Smith, Treasurer

Date  11/15/2010

* Print the name and title of each signing officer under his or her signature.